PROPERTY AND EQUIPMENT, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Depreciation expenses from continuing operations	$ 14,975	$ 14,539	$ 11,389
Depreciation expenses from discontinuing operations	2,370	3,031	2,494
Impairment loss from continuing operations		90
Impairment loss from discontinuing operations	$ 0	$ 0	$ 0